COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
Legal Proceedings

The Company is subject to legal and regulatory actions that arise from time to time. The assessment as to whether a loss is probable or reasonably possible, and as to whether such loss or a range of such loss is estimable, often involves significant judgment about future events, and the outcome of litigation is inherently uncertain. Other than as described below, there is no material pending or threatened litigation against the Company that remains outstanding as of June 30, 2021.

Regulatory and Governmental Investigations and Related Internal Review

On September 10, 2020, Hindenburg Research LLC reported on certain aspects of the Company’s business and operations. The Company and its board of directors retained Kirkland & Ellis LLP to conduct an internal review in connection with the Hindenburg article (the “Internal Review”), and Kirkland & Ellis promptly contacted the Division of Enforcement of the U.S. Securities and Exchange Commission to make it aware of the commencement of the Internal Review. The Company subsequently learned that the Staff of the Division of Enforcement had previously opened an investigation. On September 14, 2020, the Company and five of its officers and employees, including Mark Russell, our Chief Executive Officer, received subpoenas from the Staff of the Division of Enforcement as a part of a fact-finding inquiry related to aspects of the Company’s business as well as certain matters described in the Hindenburg article. The Staff of the Division of Enforcement issued additional subpoenas to another three of the Company’s officers and employees, including Kim Brady, the Company's Chief Financial Officer, on September 21, 2020 and to the Company’s current and former directors on September 30, 2020.

The Company and Mr. Milton also received grand jury subpoenas from the U.S. Attorney’s Office for the Southern District of New York (the “SDNY”) on September 19, 2020. On September 20, 2020, Mr. Milton offered to voluntarily step down from his position as Executive Chairman, as a member of the Company’s board of directors, including all committees thereof, and from all positions as an employee and officer of the Company. The board accepted his resignation and appointed Stephen Girsky as Chairman of the board of directors. The Company subsequently has appointed three new board members, Steve Shindler, Bruce Smith and Mary Petrovich.

The Company also received a grand jury subpoena from the N.Y. County District Attorney’s Office on September 21, 2020. On October 16, 2020, the N.Y. County District Attorney’s Office agreed to defer its investigation; it has not withdrawn its subpoena issued to the Company, but has informed the Company that no further productions to it are necessary at this time.

On October 28, 2020, the Company received an information request from The Nasdaq Stock Market LLC, seeking an update on the status of the Staff of the Division of Enforcement and SDNY inquiries, which the Company provided.

On March 24, 2021, the Staff of the Division of Enforcement issued an additional subpoena to the Company related to its projected 2021 cash flow and anticipated use of funds from 2021 capital raises.

The Company is committed to cooperating fully with the Staff of the Division of Enforcement and the SDNY investigations, which are ongoing. As such, the Company's counsel frequently engages with the Staff of the Division of Enforcement and the SDNY. Further, the Company has made voluminous productions of information and made witnesses available for interviews. The Company will continue to comply with the requests of the Staff of the Division of Enforcement and the SDNY and expect to make additional productions in the future. The documents and information requested in the subpoenas include materials concerning Mr. Milton’s and the Company’s statements regarding the Company’s business operations and the future of the Company.

As part of the Internal Review, which has been substantially completed, Kirkland & Ellis had full access to Company data, emails and documents for collection and review. No request by Kirkland & Ellis for information from the Company was denied. Kirkland & Ellis was also given access to data contained on personal devices for over three dozen of our employees. Kirkland & Ellis, including with the assistance of contract attorneys, reviewed relevant documents in the legal, investor relations, finance, and human resources areas as well as Company emails from January 1, 2016 through December 31, 2020, employee text messages, documents found in our data room and other corporate documents. The Internal Review also included targeted interviews of over thirty (30) Company personnel. Additionally, as part of the Internal Review, Kirkland & Ellis retained automotive experts ("Automotive Experts") at a well-known consulting firm to conduct an independent assessment of the current state of our technology development. Refer to Note 14, Commitments and Contingencies, within the Company's Annual Report on Form 10-K/A for the year ended December 31, 2020, for further details.

The legal and other professional costs the Company incurred during the three and six months ended June 30, 2021 in connection with the Internal Review and disclosed elsewhere in this Quarterly Report include approximately $3.2 million and $6.2 million, respectively, expensed for Mr. Milton’s attorneys’ fees under his indemnification agreement with the Company. As of June 30, 2021 and December 31, 2020 the Company accrued approximately $6.4 million and $6.6 million, respectively, in legal and other professional costs for Mr. Milton's attorneys' fees under his indemnification agreement. The Company expects to incur additional costs associated with the Staff of the Division of Enforcement and the SDNY investigations and the Internal Review during fiscal year 2021, which will be expensed as incurred and which could be significant in the periods in which they are recorded.

On July 29, the U.S. Attorney for the SDNY announced the unsealing of a criminal indictment charging Trevor Milton with two counts of securities fraud and one count of wire fraud. That same day, the Securities and Exchange Commission announced charges against Mr. Milton for alleged violations of federal securities laws.

The Company cannot predict the ultimate outcome of the Staff of the Division of Enforcement and the SDNY investigations or the litigation against Mr. Milton, nor can it predict whether any other governmental authorities will initiate separate investigations or litigation. The outcome of the Staff of the Division of Enforcement and the SDNY investigations and any related legal and administrative proceedings could include a wide variety of outcomes, including the institution of administrative, civil injunctive or criminal proceedings involving the Company and/or current or former employees, officers and/or directors in addition to Mr. Milton, the imposition of fines and other penalties, remedies and/or sanctions, modifications to business practices and compliance programs and/or referral to other governmental agencies for other appropriate actions. It is not possible to accurately predict at this time when matters relating to the Staff of the Division of Enforcement and the SDNY investigations will be completed, the final outcome of the Staff of the Division of Enforcement and the SDNY investigations, what additional actions, if any, may be taken by the Staff of the Division of Enforcement, the SDNY or by other governmental agencies, or the effect that such actions may have on our business, prospects, operating results and financial condition, which could be material.

The Staff of the Division of Enforcement and the SDNY investigations, including any matters identified in the Internal Review, could also result in (1) third-party claims against the Company, which may include the assertion of claims for monetary damages, including but not limited to interest, fees, and expenses, (2) damage to the Company's business or reputation, (3) loss of, or adverse effect on, cash flow, assets, goodwill, results of operations, business, prospects, profits or business value, including the possibility of certain of the Company's existing contracts being cancelled, (4) adverse consequences on the Company's ability to obtain or continue financing for current or future projects and/or (5) claims by directors, officers, employees, affiliates, advisors, attorneys, agents, debt holders or other interest holders or constituents of the Company or its subsidiaries, any of which could have a material adverse effect on the Company's business, prospects, operating results and financial condition.

Further, to the extent that these investigations and any resulting third-party claims yield adverse results over time, such results could jeopardize the Company's operations and exhaust its cash reserves, and could cause stockholders to lose their entire investment.

Shareholder Securities Litigation
Beginning on September 15, 2020, six putative class action lawsuits were filed against the Company and certain of its current and former officers and directors, asserting violations of federal securities laws under Section 10(b) and Section 20(a) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and, in one case, violations of the Unfair Competition Law under California law (the “Shareholder Securities Litigation”). The complaints generally allege that the Company and certain of its officers and directors made false and/or misleading statements in press releases and public filings regarding the Company's business plan and prospects. The actions are: Borteanu v. Nikola Corporation, et al. (Case No. 2:20-cv-01797-JZB), filed by Daniel Borteanu in the United States District Court of the District of Arizona on September 15, 2020; Salem v. Nikola Corporation, et al. (Case No. 1:20-cv-04354), filed by Arab Salem in the United States District Court for the Eastern District of New York on September 16, 2020; Wojichowski v. Nikola Corporation, et al. (Case No. 2:20-cv-01819-DLR), filed by John Wojichowski in the United States District Court for the District of Arizona on September 17, 2020; Malo v. Nikola Corporation, et al. (Case No. 5:20-cv-02168), filed by Douglas Malo in the United States District Court for the Central District of California on October 16, 2020; and Holzmacher, et al. v. Nikola Corporation, et al. (Case No. 2:20-cv-2123-JJT), filed by Albert Holzmacher, Michael Wood and Tate Wood in the United States District Court for the District of Arizona on November 3, 2020, and Eves v. Nikola Corporation, et al. (Case No. 2:20-cv-02168-DLR), filed by William Eves in the United States District Court for the District of Arizona on November 10, 2020. In October 2020, stipulations by and among the parties to extend the time for the defendants to respond to the complaints until a lead plaintiff, lead counsel, and an operative complaint are identified were entered as orders in certain of the filed actions. On November 16, 2020 and December 8, 2020 respectively, orders in the Malo and Salem actions were entered to transfer the actions to the United States District Court for the District of Arizona.

On November 16, 2020, ten motions both to consolidate the pending securities actions and to be appointed as lead plaintiff were filed by putative class members. On December 15, 2020, the United States District Court for the District of Arizona consolidated the actions under lead case Borteanu v. Nikola Corporation, et al., No. CV-20-01797-PXL-SPL, and appointed Angelo Baio as the “Lead Plaintiff”. On December 23, 2020, a motion for reconsideration of the Court’s order appointing the Lead Plaintiff was filed. On December 30, 2020, a petition for writ of mandamus seeking to vacate the District Court’s Lead Plaintiff order and directing the court to appoint another Lead Plaintiff was filed before the United States Court of Appeals for the Ninth Circuit, Case No. 20-73819. The motion for reconsideration was denied on February 18, 2021. On July 23, 2021, the Ninth Circuit granted in part the mandamus petition, vacated the district court’s December 15, 2020 order, and remanded the case to the District Court to reevaluate the appointment of a Lead Plaintiff.

On January 28, 2021, the district court entered a scheduling order in the consolidated lawsuit. On March 2, 2021, pursuant to a stipulation jointly submitted by the parties, the district court vacated that scheduling order and stayed the securities action pending disposition of the pending mandamus petition.

Plaintiffs seek an unspecified amount in damages, attorneys’ fees, and other relief. The Company intends to vigorously defend itself. The Company is unable to estimate the potential loss or range of loss, if any, associated with these lawsuits, which could be material.

Derivative Litigation

Beginning on September 23, 2020, two purported shareholder derivative actions were filed in the United States District Court for the District of Delaware ( Byun v. Milton, et al. , Case No. 1:20-cv-01277-UNA; Salguocar v. Girsky et. al., Case No. 1:20-cv-01404-UNA), purportedly on behalf of the Company, against certain of the Company's current and former directors alleging breaches of fiduciary duties, violations of Section 14(a) of the Exchange Act, and gross mismanagement. The Byun action also brings claims for unjust enrichment and abuse of control, while the Salguocar action brings a claim for waste of corporate assets. On October 19, 2020, the Byun action was stayed until 30 days after the earlier of (a) the Shareholder Securities Litigation being dismissed in their entirety with prejudice; (b) defendants filing an answer to any complaint in the Shareholder Securities Litigation; or (c) a joint request by plaintiff and defendants to lift the stay. On November 17, 2020, the Byun and Salguocar actions were consolidated as In re Nikola Corporation Derivative Litigation, Lead Case No. 20-cv-01277-CFC. The consolidated action remains stayed.

On December 18, 2020, a purported shareholder derivative action was filed in the United States District Court for the District of Arizona, Huhn v. Milton et al., Case No. 2:20-cv-02437-DWL, purportedly on behalf of the Company, against certain of the Company’s current and former directors alleging breaches of fiduciary duties, violations of Section 14(a) of the Exchange Act, unjust enrichment, and against defendant Jeff Ubben, a member of the Company’s board of directors, insider selling and misappropriation of information. On January 26, 2021, the Huhn action was stayed until 30 days after the earlier of
(a) the Shareholder Securities Litigation being dismissed in its entirety with prejudice; (b) defendants filing an answer to any complaint in the Shareholder Securities Litigation; or (c) a joint request by plaintiff and defendants to lift the stay.

The complaints seek unspecified monetary damages, costs and fees associated with bringing the actions, and reform of the Company's corporate governance, risk management and operating practices. The Company intends to vigorously defend against the foregoing complaints. The Company is unable to estimate the potential loss or range of loss, if any, associated with these lawsuits, which could be material.

In addition, on March 8, 2021, the Company received a demand letter from a law firm representing a purported stockholder of the Company alleging facts and claims substantially the same as many of the facts and claims in the filed derivative shareholder lawsuit. The demand letter requests that the board of directors (i) undertake an independent internal investigation into certain board members and management’s purported violations of Delaware and/or federal law; and (ii) commence a civil action against those members of the board and management for alleged fiduciary breaches. In April 2021, the board of directors formed a demand review committee, consisting of independent directors Bruce L. Smith, and Mary L. Petrovich, to review such demands and provide input to the Company. There can be no assurance as to whether any litigation will be commenced by or against the Company by the purported shareholder with respect to the claims set forth in the demand letter, or whether any such litigation could be material.

Books and Record Demands Pursuant to Delaware General Corporation Law Section 220

The Company has received a number of demand letters pursuant to Section 220 of the Delaware General Corporation Law (“DGCL”), seeking disclosure of certain of the Company’s records. The Company has responded to those demands, stating its belief that the demand letters fail to fully comply with the requirements of Section 220 of the DGCL. However, in the interest of resolution and while preserving all rights of the defendants, the Company has engaged in negotiations with the shareholders, and has provided certain information that the Company had reasonably available to it.

On January 15, 2021, Plaintiff Frances Gatto filed a complaint in Delaware Chancery Court seeking to compel inspection of books and records pursuant to Section 220 of the DGCL. On January 26, 2021, Plaintiff’s counsel and the Company filed a joint letter, notifying the Court that the parties are engaged in dialogue regarding Plaintiff’s demand, and the Company need not answer or otherwise respond to the complaint at this time. The parties provided a status update to the Court on July 26, 2021, and have proposed to provide a further update by September 24, 2021.

Commitments and Contingencies on Land Conveyance
In February 2019, the Company was conveyed 430 acres of land in Coolidge, Arizona, by PLH. The purpose of the land conveyance was to incentivize the Company to locate its manufacturing facility in Coolidge, Arizona, and provide additional jobs to the region. The Company fulfilled its requirement to commence construction within the period defined by the agreement and is required to complete construction of the manufacturing facility within five years of February 2019 (the “Manufacturing Facility Deadline”).
If the Company fails to meet the Manufacturing Facility Deadline, the Company may extend the completion deadline by paying PLH $0.2 million per month, until construction is completed (the "Monthly Payment Option"). The extension of the Manufacturing Facility Deadline beyond two years will require express written consent of PLH. If the Company does not exercise the Monthly Payment Option, fails to make timely payments on the Monthly Payment Option, or fails to complete construction by the extended Manufacturing Facility Deadline, PLH is entitled to either the $4.0 million security deposit or may reacquire the land and property at the appraised value to be determined by independent appraisers selected by the Company and PLH.
COMMITMENTS AND CONTINGENCIES
Legal Proceedings

The Company is subject to legal and regulatory actions that arise from time to time. The assessment as to whether a loss is probable or reasonably possible, and as to whether such loss or a range of such loss is estimable, often involves significant judgment about future events, and the outcome of litigation is inherently uncertain. Other than as described below, there is no material pending or threatened litigation against the Company that remains outstanding as of December 31, 2020.

Regulatory and Governmental Investigations and Related Internal Review

On September 10, 2020, Hindenburg Research LLC reported on certain aspects of the Company’s business and operations. The Company and its board of directors retained Kirkland & Ellis LLP to conduct an internal review in connection with the Hindenburg article (the “Internal Review”), and Kirkland & Ellis promptly contacted the Division of Enforcement of the U.S. Securities and Exchange Commission to make it aware of the commencement of the Internal Review. The Company subsequently learned that the staff of the Division of Enforcement had previously opened an investigation. On September 14,
2020, the Company and five of its officers and employees, including Mark Russell, our Chief Executive Officer, received subpoenas from the Staff of the Division of Enforcement as a part of a fact-finding inquiry related to aspects of the Company’s business as well as certain matters described in the Hindenburg article. The Staff of the Division of Enforcement issued additional subpoenas to another three of the Company’s officers and employees, including Kim Brady, the Company's Chief Financial Officer, on September 21, 2020 and to the Company’s current and former directors on September 30, 2020.

The Company and Mr. Milton also received grand jury subpoenas from the U.S. Attorney’s Office for the Southern District of New York (the “SDNY”) on September 19, 2020. On September 20, 2020, Mr. Milton offered to voluntarily step down from his position as Executive Chairman, as a member of the Company’s board of directors, including all committees thereof, and from all positions as an employee and officer of the Company. The board accepted his resignation and appointed Stephen Girsky as Chairman of the board of directors. The Company subsequently has appointed three new board members, Steve Shindler, Bruce Smith and Mary Petrovich.

The Company also received a grand jury subpoena from the N.Y. County District Attorney’s Office on September 21, 2020. On October 16, 2020, the N.Y. County District Attorney’s Office agreed to defer its investigation; it has not withdrawn its subpoena issued to the Company, but has informed the Company that no further productions to it are necessary at this time.

On October 28, 2020, the Company received an information request from The Nasdaq Stock Market LLC, seeking an update on the status of the Staff of the Division of Enforcement and SDNY inquiries, which the Company provided.

The Company is committed to cooperating fully with the Staff of the Division of Enforcement and the SDNY investigations, which are ongoing. As such, the Company's counsel frequently engages with the Staff of the Division of Enforcement and the SDNY. Further, the Company has made voluminous productions of information and made witnesses available for interviews. The Company will continue to comply with the requests of the Staff of the Division of Enforcement and the SDNY and expect to make additional productions in the future. The documents and information requested in the subpoenas include materials concerning Mr. Milton’s and the Company’s statements regarding the Company’s business operations and the future of the Company.

As part of the Internal Review, which has been substantially completed, Kirkland & Ellis had full access to Company data, emails and documents for collection and review. No request by Kirkland & Ellis for information from the Company was denied. Kirkland & Ellis was also given access to data contained on personal devices for over three dozen of our employees. Kirkland & Ellis, including with the assistance of contract attorneys, reviewed relevant documents in the legal, investor relations, finance, and human resources areas as well as Company emails from January 1, 2016 through December 31, 2020, employee text messages, documents found in our data room and other corporate documents. The Internal Review also included targeted interviews of over thirty (30) Company personnel. Additionally, as part of the Internal Review, Kirkland & Ellis retained automotive experts ("Automotive Experts") at a well-known consulting firm to conduct an independent assessment of the current state of our technology development.

The Hindenburg article alleged that Mr. Milton or the Company made a number of statements, which it asserted were inaccurate, including but not limited to the following:

1. in July 2016, the Company stated that it owned rights to natural gas wells, and in August 2016 that the wells were used as a backup to solar hydrogen production;

2. in August 2016, Milton and the Company stated that the Company had engineered a zero emissions truck;

3. in December 2016, Milton stated that the Nikola One was a fully functioning vehicle;

4. that an October 2017 video released by the Company gave the impression the Nikola One was driven;

5. in April 2019, Milton stated that solar panels on the roof of the Company’s headquarters produce approximately 18 megawatts of energy per day;

6. in December 2019 and July 2020, Milton stated that the Company “can produce” over 1,000 kg of hydrogen at the Company’s demo stations and that the Company was “down below” $3/kg at that time;
7. in July 2020, Milton stated that “all major components are done in house”; he made similar statements in June 2020;

8. in July 2020, Milton stated that the inverter software was the most advanced in the world and that other OEMs had asked to use it; and

9. in July 2020, Milton stated that five trucks were “coming off the assembly line” in Ulm, Germany.

The statements listed above were inaccurate in whole or in part, when made. In other respects, the Hindenburg article's statements about the Company were inaccurate. For example, the Automotive Experts determined that: (1) the Company's workforce is led by technical and engineering leads that have deep industry experience and expertise; (2) the Company's technological contributions and development are consistent with other OEMs at similar stages of development; and (3) the Company's maturity level is consistent with that of an emerging OEM. These findings are inconsistent with the main conclusion of the Hindenburg article that the Company was an "intricate" or "massive fraud".

In connection with its Internal Review, Kirkland & Ellis has not issued any conclusions, as of the date of this report, as to whether any statements that may have been inaccurate when made violated any statute. Analysis is ongoing to assess, among other matters, whether any such statements were intentional, material, not corrected by other public statements, or harmful to the Company's stockholders, either before or after our business combination and subsequent public listing in June 2020. Kirkland & Ellis further continues to assess the accuracy of other statements made by the Company, including in its current SEC filings.

The legal and other professional costs the Company incurred during fiscal year 2020 in connection with the Internal Review and disclosed elsewhere in this Report include approximately $8.1 million advanced for Mr. Milton’s attorneys’ fees under his indemnification agreement with the Company, of which $1.5 million was paid during the fiscal year 2020. The Company expects to incur additional costs associated with the Staff of the Division of Enforcement and the SDNY investigations and the Internal Review in fiscal year 2021, which will be expensed as incurred and which could be significant in the periods in which they are recorded.

The Company cannot predict the ultimate outcome of the Staff of the Division of Enforcement and the SDNY investigations, nor can it predict whether any other governmental authorities will initiate separate investigations. The outcome of the Staff of the Division of Enforcement and the SDNY investigations and any related legal and administrative proceedings could include a wide variety of outcomes, including the institution of administrative, civil injunctive or criminal proceedings involving the Company and/or current or former employees, officers and/or directors, the imposition of fines and other penalties, remedies and/or sanctions, modifications to business practices and compliance programs and/or referral to other governmental agencies for other appropriate actions. It is not possible to accurately predict at this time when matters relating to the Staff of the Division of Enforcement and the SDNY investigations will be completed, the final outcome of the Staff of the Division of Enforcement and the SDNY investigations, what if any actions may be taken by the Staff of the Division of Enforcement, the SDNY or by other governmental agencies, or the effect that such actions may have on our business, prospects, operating results and financial condition, which could be material.

The Staff of the Division of Enforcement and the SDNY investigations, including any matters identified in the Internal Review, could also result in (1) third-party claims against the Company, which may include the assertion of claims for monetary damages, including but not limited to interest, fees, and expenses, (2) damage to the Company's business or reputation, (3) loss of, or adverse effect on, cash flow, assets, goodwill, results of operations, business, prospects, profits or business value, including the possibility of certain of the Company's existing contracts being cancelled, (4) adverse consequences on the Company's ability to obtain or continue financing for current or future projects and/or (5) claims by directors, officers, employees, affiliates, advisors, attorneys, agents, debt holders or other interest holders or constituents of the Company or its subsidiaries, any of which could have a material adverse effect on the Company's business, prospects, operating results and financial condition.

Further, to the extent that these investigations and any resulting third-party claims yield adverse results over time, such results could jeopardize the Company's operations and exhaust its cash reserves, and could cause stockholders to lose their entire investment.

Shareholder Securities Litigation
Beginning on September 15, 2020, six putative class action lawsuits were filed against the Company and certain of its current and former officers and directors, asserting violations of federal securities laws under Section 10(b) and Section 20(a) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and, in one case, violations of the Unfair Competition Law under California law (the “Shareholder Securities Litigation”). The complaints generally allege that the Company and certain of its officers and directors made false and/or misleading statements in press releases and public filings regarding the Company's business plan and prospects. The actions are: Borteanu v. Nikola Corporation, et al. (Case No. 2:20-cv-01797-JZB), filed by Daniel Borteanu in the United States District Court of the District of Arizona on September 15, 2020; Salem v. Nikola Corporation, et al. (Case No. 1:20-cv-04354), filed by Arab Salem in the United States District Court for the Eastern District of New York on September 16, 2020; Wojichowski v. Nikola Corporation, et al. (Case No. 2:20-cv-01819-DLR), filed by John Wojichowski in the United States District Court for the District of Arizona on September 17, 2020; Malo v. Nikola Corporation, et al. (Case No. 5:20-cv-02168), filed by Douglas Malo in the United States District Court for the Central District of California on October 16, 2020; and Holzmacher, et al. v. Nikola Corporation, et al. (Case No. 2:20-cv-2123-JJT), filed by Albert Holzmacher, Michael Wood and Tate Wood in the United States District Court for the District of Arizona on November 3, 2020, and Eves v. Nikola Corporation, et al. (Case No. 2:20-cv-02168-DLR), filed by William Eves in the United States District Court for the District of Arizona on November 10, 2020. In October 2020, stipulations by and among the parties to extend the time for the defendants to respond to the complaints until a lead plaintiff, lead counsel, and an operative complaint are identified were entered as orders in certain of the filed actions. On November 16, 2020 and December 8, 2020 respectively, orders in the Malo and Salem actions were entered to transfer the actions to the United States District Court for the District of Arizona.

On November 16, 2020, ten motions both to consolidate the pending securities actions and to be appointed as lead plaintiff were filed by putative class members. On December 15, 2020, the United States District Court for the District of Arizona consolidated the actions under lead case Borteanu v. Nikola Corporation, et al., No. CV-20-01797-PXL-SPL, and appointed Angelo Baio as the “Lead Plaintiff”. On December 23, 2020, a motion for reconsideration of the Court’s order appointing the Lead Plaintiff was filed. On December 30, 2020, a petition for writ of mandamus seeking to vacate the District Court’s Lead Plaintiff order and directing the court to appoint another Lead Plaintiff was filed before the United States Court of Appeals for the Ninth Circuit, Case No. 20-73819. Both the motion for reconsideration and mandamus petition remain pending.

On January 28, 2021, the district court entered a scheduling order in the consolidated lawsuit. The Lead Plaintiff’s Amended Consolidated Complaint is due March 15, 2021, the Company’s responsive pleading is due April 29, 2021, the Lead Plaintiff’s opposition to a motion to dismiss, should one be filed by the defendants, is due June 1, 2021, and the defendants’ reply is due July 1, 2021.

Plaintiffs seek an unspecified amount in damages, attorneys’ fees, and other relief. The Company intends to vigorously defend itself. The Company is unable to estimate the potential loss or range of loss, if any, associated with these lawsuits, which could be material.

Derivative Litigation

Beginning on September 23, 2020, two purported shareholder derivative actions were filed in the United States District Court for the District of Delaware ( Byun v. Milton, et al. , Case No. 1:20-cv-01277-UNA; Salguocar v. Girsky et. al., Case No. 1:20-cv-01404-UNA), purportedly on behalf of the Company, against certain of the Company's current and former directors alleging breaches of fiduciary duties, violations of Section 14(a) of the Exchange Act, and gross mismanagement. The Byun action also brings claims for unjust enrichment and abuse of control, while the Salguocar action brings a claim for waste of corporate assets. On October 19, 2020, the Byun action was stayed until 30 days after the earlier of (a) the Shareholder Securities Litigation being dismissed in their entirety with prejudice; (b) defendants filing an answer to any complaint in the Shareholder Securities Litigation; or (c) a joint request by plaintiff and defendants to lift the stay. On November 17, 2020, the Byun and Salguocar actions were consolidated as In re Nikola Corporation Derivative Litigation, Lead Case No. 20-cv-01277-CFC. The consolidated action remains stayed.

On December 18, 2020, a purported shareholder derivative action was filed in the United States District Court for the District of Arizona, Huhn v. Milton et al., Case No. 2:20-cv-02437-DWL, purportedly on behalf of the Company, against certain of the Company’s current and former directors alleging breaches of fiduciary duties, violations of Section 14(a) of the Exchange Act, unjust enrichment, and against defendant Jeff Ubben, a member of the Company’s board of directors, insider selling and misappropriation of information. On January 26, 2021, the Huhn action was stayed until 30 days after the earlier of
(a) the Shareholder Securities Litigation being dismissed in its entirety with prejudice; (b) defendants filing an answer to any complaint in the Shareholder Securities Litigation; or (c) a joint request by plaintiff and defendants to lift the stay.

The complaints seek unspecified monetary damages, costs and fees associated with bringing the actions, and reform of the Company's corporate governance, risk management and operating practices. The Company intends to vigorously defend against the foregoing complaints. The Company is unable to estimate the potential loss or range of loss, if any, associated with these lawsuits, which could be material.

Books and Record Demands Pursuant to Delaware General Corporation Law Section 220

The Company has received a number of demand letters pursuant to Section 220 of the Delaware General Corporation Law (“DGCL”), seeking disclosure of certain of the Company’s records. The Company has responded to those demands, stating its belief that the demand letters fail to fully comply with the requirements of Section 220 of the DGCL. However, in the interest of resolution and while preserving all rights of the defendants, the Company has engaged in negotiations with the shareholders, and intends to provide certain information that the Company had reasonably available to it.

On January 15, 2021, Plaintiff Frances Gatto filed a complaint in Delaware Chancery Court seeking to compel inspection of books and records pursuant to Section 220 of the DGCL. On January 26, 2021, Plaintiff’s counsel and the Company filed a joint letter, notifying the Court that the parties are engaged in dialogue regarding Plaintiff’s demand, and the Company need not answer or otherwise respond to the complaint at this time. The parties have agreed to update the Court within 60 days, or if the parties cannot reach a consensual resolution.

Purchase Commitments

The Company enters into commitments under non-cancellable or partially cancellable purchase orders or vendor agreements in the normal course of business. The following table presents the Company's commitments and contractual obligations as of December 31, 2020:

	Payments due by period as of December 31, 2020
	Total	Less than 1 Year	1 - 3 Years	3 - 5 Years	More than 5 Years
Purchase Obligations	$31,161	$21,758	$9,403	$—	$—
	$31,161	$21,758	$9,403	$—	$—

Commitments and Contingencies on Land Conveyance
In February 2019, the Company was conveyed 430 acres of land in Coolidge, Arizona, by PLH. The purpose of the land conveyance was to incentivize the Company to locate its manufacturing facility in Coolidge, Arizona, and provide additional jobs to the region. The Company is required to commence construction, as defined within the agreement, of the manufacturing facility within two years of February 2019 (the “Manufacturing Facility Commencement Deadline”), and is required to complete construction of the manufacturing facility within five years of February 2019 (the “Manufacturing Facility Deadline”).
Upon the earlier of the Manufacturing Facility Commencement Deadline or the commencement of construction the Company will deposit $4.0 million in escrow to PLH. The amount in escrow will be returned to the Company upon completion of construction. The Company broke ground on the manufacturing facility during the third quarter of 2020 and met the definition of commencement of construction as of September 30, 2020. The required deposit is included within non-current restricted cash and cash equivalents on the consolidated balance sheets.
If the Company fails to meet the Manufacturing Facility Deadline, the Company may extend the completion deadline by paying PLH $0.2 million per month, until construction is completed (the "Monthly Payment Option"). The extension of the Manufacturing Facility Deadline beyond two years will require express written consent of PLH. If the Company does not exercise the Monthly Payment Option, fails to make timely payments on the Monthly Payment Option, or fails to complete construction by the extended Manufacturing Facility Deadline, PLH is entitled to either the $4.0 million security deposit or may reacquire the land and property at the appraised value to be determined by independent appraisers selected by the Company and PLH.

Contingent Fee for Advisory Services
In January 2020, the Company entered into an agreement to obtain advisory services for the potential Business Combination. The fee for the services was contingent upon completion of the Business Combination, which occurred on June 3, 2020. The contingent fee of $3.0 million was paid during the second quarter of 2020.